SCHEDULE OF RELATED PARTIES TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses	$ (219)	$ (1,751)	$ (1,315)
Research and Development Expense [Member]
General and administrative expenses	(163)	(529)	(459)
General and Administrative Expense [Member]
General and administrative expenses	$ (76)	$ (19)	$ (399)